CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash flows used in operating activities:
Net loss	$ (11,771)	$ (10,228)	[1]	$ (191,301)	[1]
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	0	0		(84)
Realized fair value adjustments on inventory sold or impaired	0	984		4,342
Revaluation of financial instruments	(249)	(7,223)		(6,000)
Issuance costs allocated to warrants granted	48	268		0
Disposal of property, plant and equipment	235	0		0
Common shares and prefunded warrants issued as share-based compensation with related party	758	0		0
Discount expenses in respect of convertible debentures	173	0		0
Depreciation of property, plant and equipment	456	644		3,044
Amortization of intangible assets	1,377	1,758		2,343
Depreciation of right of use assets	351	594		1,944
Impairment of goodwill	495	0		107,854
Impairment of property, plant and equipment	0	0		2,277
Impairment of intangible assets	0	0		7,199
Impairment of right of use assets	0	0		1,914
Finance income, net	1,928	3,019		6,532
Deferred tax payments (benefit), net	(150)	394		(3,004)
Share-based payments	369	225		3,767
Revaluation of other current receivable	0	0		3,982
Loss from deconsolidation of Oranim	2,734	0		0
Restructuring expenses	0	0		8,757
Revaluation expenses of investment in affiliate	837	0		0
Revaluation expenses (income) of loans receivables	(177)	601		0
Changes in employee benefit liabilities, net	(96)	(139)		(63)
Gain from debts restructuring	(960)	0		0
Discount expenses in respect of credit	87	0		0
Total adjustments for non-cash items	8,216	1,125		144,804
Changes in non-cash working capital:
Increase (decrease) in trade receivables, net	(6,287)	2,320		6,058
Increase in other current assets	1,902	1,299		3,622
Decrease in biological assets, net of fair value adjustments	0	0		565
Increase in inventory, net of fair value adjustments	6,261	4,771		883
Increase (decrease) in trade payables	7,845	(6,098)		11,284
Increase (decrease) in other current liabilities	(7,147)	(750)		12,126
Changes in non-cash working capital	2,574	1,542		34,538
Taxes paid	(96)	(514)		(681)
Net cash used in operating activities	(1,077)	(8,075)		(12,640)
Cash flows used in investing activities:
Purchase of property, plant and equipment	(156)	(581)		(1,562)
Proceeds from sales of property, plant and equipment	96	0		210
Proceeds from loans receivable	0	0		350
Deconsolidation of subsidiary	(346)	0		(406)
Investments in affiliate	0	0		(125)
Loan granted	0	(601)		0
Change in restricted cash	(64)	0		0
Net cash used in investing activities	(470)	(1,182)		(1,533)
Cash provided by financing activities:
Proceeds allocated to issuance of share capital, net of issuance costs	944	1,688		3,756
Proceeds allocated to issuance of warrants measured at fair value, net of issuance costs	1,106	6,585		0
Proceeds received from common shares issued upon options exercised	0	0		333
Repayment of lease liabilities	(331)	(586)		(1,656)
Payment of interest on lease liabilities	(52)	(63)		(1,429)
Proceeds from loans received	2,619	5,482		9,636
Repayment of loans	(3,834)	(4,827)		(4,976)
Interest paid	(2,080)	(1,664)		(902)
Proceeds received from discounted checks	5,453	2,802		0
Net cash provided by financing activities	3,825	9,417		4,762
Effect of foreign exchange on cash	(3,228)	(796)		(2,043)
Change in cash	(950)	(636)		(11,454)
Cash at the beginning of year	1,813	2,449		13,903
Cash at the end of year	863	1,813		2,449
Supplemental disclosure of non-cash activities:
Right of use assets recognized with corresponding lease liabilities	40	309		613
Common shares issued as settlement of purchase consideration through business combination transactions	0	0		3,061
Common shares and prefunded warrants issued as debts settlement with related party	758	0		0
Common shares and warrants issued as debts settlement with related party	0	1,061		0
Issuance of convertible debentures in exchange for loans (principal and interest) received	2,092	0		0
Revaluation of put option liability versus equity	$ 724	$ 1,820		$ 0

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 18A below).